TRADE PAYABLES - AGING ANALYSIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)
Disclosure of aging analysis of trade payables [line items]
Trade payables	¥ 1,440,834	$ 209,561		¥ 1,325,077
Less than 1 year [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	1,233,902			1,075,298
Over 1 year but within 2 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	114,480			180,294
Over 2 years but within 3 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	46,383			49,359
Over 3 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	¥ 46,069			¥ 20,126

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .